Long-Term Debt - Additional Information (Details)	Jul. 01, 2025 USD ($)	Dec. 16, 2019 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)
CSV of COLI Contracts | Deferred Compensation Plan
Debt Instrument [Line Items]
Outstanding policy loans			$ 72,200,000	$ 72,800,000
Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity			845,700,000	645,600,000
Standby Letters of Credit
Debt Instrument [Line Items]
Long-term debt arrangement			4,300,000	4,400,000
Standby Letters of Credit | Other Financial Institutions
Debt Instrument [Line Items]
Long-term debt arrangement			$ 15,500,000	13,100,000
Maximum | CSV of COLI Contracts | Deferred Compensation Plan
Debt Instrument [Line Items]
Debt instrument, interest rate			8.00%
Minimum | CSV of COLI Contracts | Deferred Compensation Plan
Debt Instrument [Line Items]
Debt instrument, interest rate			4.76%
4.625% Senior Unsecured Notes due 2027
Debt Instrument [Line Items]
Debt instrument, interest rate		4.625%
Principal amount		$ 400,000,000.0
Debt instrument, unamortized discount		4,500,000
Dividends payable per fiscal year		$ 25,000,000.0
Debt Instrument, change in control and rating decline, percentage of principal amount		101.00%
Debt instrument, proceeds from offering used to repay outstanding debt		$ 276,900,000
Interest rate, effective percentage			4.86%
Debt instrument, fair value			$ 396,500,000	389,000,000.0
4.625% Senior Unsecured Notes due 2027 | Maximum
Debt Instrument [Line Items]
Leverage ratio to be attained for payment of dividends		3.50
Amended Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 650,000,000.0
Debt instrument term		5 years
Amended Credit Agreement | Credit Facilities
Debt Instrument [Line Items]
Borrowings outstanding			0	0
Unamortized debt issuance costs			$ 3,600,000	$ 2,200,000
Credit Agreement
Debt Instrument [Line Items]
Debt instrument term	5 years
Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 850,000,000.0
Credit Agreement | Maximum | Revolving Credit Facility
Debt Instrument [Line Items]
Quarterly commitment fee on average daily unused amount of credit facilities	0.30%
Credit Agreement | Maximum | Revolving Credit Facility | Secured Financing Overnight Rate
Debt Instrument [Line Items]
Applicable margin on variable interest rate	2.00%
Credit Agreement | Maximum | Revolving Credit Facility | Base Rate Loans
Debt Instrument [Line Items]
Applicable margin on variable interest rate	1.00%
Credit Agreement | Minimum | Revolving Credit Facility
Debt Instrument [Line Items]
Quarterly commitment fee on average daily unused amount of credit facilities	0.175%
Credit Agreement | Minimum | Revolving Credit Facility | Secured Financing Overnight Rate
Debt Instrument [Line Items]
Applicable margin on variable interest rate	1.125%
Credit Agreement | Minimum | Revolving Credit Facility | Base Rate Loans
Debt Instrument [Line Items]
Applicable margin on variable interest rate	0.125%